Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EOL and MR contract maintenance rights expense		$ 157,792	$ 355,845	$ 381,637
MR contract maintenance rights write-off due to maintenance liability release		29,656	77,494	173,971
EOL contract maintenance rights write-off due to cash receipt		99,671	106,433	96,503
Maintenance rights write-off	[1]	287,119	539,772	652,111
Accrued maintenance liability settled with buyers upon sale or disposal of assets		(261,240)	(275,360)
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		76,900	332,200	423,800
Flight equipment reclassified to held for sale, net		979,200	1,696,700	1,258,700
Accrued maintenance liability settled with buyers upon sale or disposal of assets		261,200	275,400	341,200
Non-Cash Investing And Financing Activities | Other Assets
Flight equipment reclassified to inventory, net		$ 38,400	$ 20,600	$ 87,800

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$157,792 $355,845 $381,637MR contract maintenance rights write-off due to maintenance liability release29,656 77,494 173,971EOL contract maintenance rights write-off due to cash receipt99,671 106,433 96,503Maintenance rights write-off$287,119 $539,772 $652,111